Document	Feb. 28, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 28, 2023
Entity Registrant Name	SMART SAND, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37936
Entity Tax Identification Number	45-2809926
Entity Address, Address Line One	28420 Hardy Toll Road
Entity Address, Address Line Two	Suite 130
Entity Address, City or Town	Spring
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77373
City Area Code	281
Local Phone Number	231-2660
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Amendment Flag	false
Entity Central Index Key	0001529628
Entity Emerging Growth Company	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	SND
Security Exchange Name	NASDAQ